Note 23 - Financial Information of Colony Bankcorp, Inc. (Parent Only) - Statements of Cash Flows, Parent Company (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jun. 05, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities
Net Income			$ 11,917,400	$ 7,750,978	$ 8,673,210
Adjustments to Reconcile Net Income to Net Cash Provided from Operating Activities
Share-based Compensation Expense			13,890
Interest Payable			38,573	21,188	(46,284)
			14,911,237	12,545,135	13,388,491
Cash Flows from Investing Activities
Purchase of Premises and Equipment			(2,762,585)	(1,344,898)	(3,259,859)
Cash Flows from Financing Activities
Proceeds from Other Borrowed Money			44,007,500	10,015,500	10,000,000
Principal Payments on Other Borrowed Money			(47,507,500)	(8,515,500)	(4,000,000)
Dividends Paid on Common Stock			(1,688,417)	(843,934)
Dividends Paid on Preferred Stock				(315,900)	(1,590,746)
Repurchase of Warrants	$ (3,175,000)	$ (3,200,000)	(3,175,000)
Redemption of Preferred Stock				(9,360,000)	(8,661,000)
			(3,255,863)	14,609,043	28,550,546
Increase (Decrease) in Cash			(12,768,260)	(5,676,968)	6,565,458
Parent Company [Member]
Cash Flows from Operating Activities
Net Income			11,917,400	7,750,978	8,673,210
Adjustments to Reconcile Net Income to Net Cash Provided from Operating Activities
Depreciation and Amortization			84,848	70,183	66,476
Share-based Compensation Expense			13,890
Earnings of Subsidiary			(5,205,859)	(159,193)	(388,611)
Interest Payable			2,450	17,887	5,367
Other			(239,515)	38,135	108,288
			6,573,214	7,717,990	8,464,730
Cash Flows from Investing Activities
Purchase of Premises and Equipment			(183,228)	(94,925)	(6,836)
Cash Flows from Financing Activities
Proceeds from Other Borrowed Money			7,500	5,000,000
Principal Payments on Other Borrowed Money			(1,507,500)	(3,500,000)
Dividends Paid on Common Stock			(1,688,417)	(843,934)
Dividends Paid on Preferred Stock				(315,900)	(1,590,746)
Repurchase of Warrants			(3,175,000)
Redemption of Preferred Stock				(9,360,000)	(8,661,000)
			(6,363,417)	(9,019,834)	(10,251,746)
Increase (Decrease) in Cash			26,569	(1,396,769)	(1,793,852)
Cash, Beginning			910,239	2,307,008	4,100,860
Cash, Ending			$ 936,808	$ 910,239	$ 2,307,008